PARENT COMPANY FINANCIAL INFORMATION - ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Assets [abstract]
Trade and other receivables	$ 22,240,000	$ 20,995,000
Non-current assets	606,138,000	604,327,000
Trade and other current receivables	329,443,000	324,850,000
Current receivables from taxes other than income tax	42,627,000	36,794,000
Cash and cash equivalents	128,824,000	208,994,000	$ 124,706,000	$ 133,526,000
Current assets	501,638,000	571,796,000
Assets	1,107,776,000	1,176,123,000	$ 1,304,611,000
Atento Luxco 1, S.A. [member]
Assets [abstract]
Investment	551,823,000	616,634,000
Trade and other receivables	8,676,000	4,853,000
Non-current assets	560,499,000	621,487,000
Trade and other current receivables	6,996,000	6,523,000
Current receivables from taxes other than income tax	198,000	1,161,000
Cash and cash equivalents	799,000	1,520,000
Current assets	7,993,000	9,204,000
Assets	$ 568,492,000	$ 630,691,000